OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER EXPENSES BY FUNCTION
Contingencies and non-operating fees	$ 1,081,812	$ 17,690,171	$ 10,192,495
Tax on bank debits	3,367,615	4,356,973	4,653,929
Write-offs, disposal and loss of Property, plant and equipment	7,972,976	2,978,194	262,366
Others	5,007,853	1,157,509	948,973
Total other expenses	$ 17,430,256	$ 26,182,847	$ 16,057,763